Provision for Reclamation Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Reclamation Liabilities [Abstract]
Schedule of Provision for Reclamation Liabilities
($000s)	December 31, 2025	December 31, 2024
Beginning of the year	7,292	7,435
Disbursements	(1,997)	(843)
Environmental rehabilitation expense	-	450
Accretion	154	250
End of the year	5,449	7,292

Provision for reclamation liabilities - current	3,044	1,750
Provision for reclamation liabilities - long-term	2,405	5,542
	5,449	7,292